Business Combinations (Acquisition of 7Road, Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 05, 2013 7Road [Member]	Dec. 31, 2013 7Road [Member]	May 01, 2013 7Road Cayman [Member]	Jun. 21, 2012 7Road Cayman [Member]	May 11, 2011 Shenzhen 7Road [Member]	Dec. 31, 2013 Shenzhen 7Road [Member]	Dec. 31, 2012 Shenzhen 7Road [Member]	Dec. 31, 2011 Shenzhen 7Road [Member]	Jun. 01, 2011 Shenzhen 7Road [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Other identifiable intangible assets acquired [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Non-compete agreements [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Relationships with operators [Member]	Jun. 01, 2011 Shenzhen 7Road [Member] Completed game [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests								68.258%
Fixed cash consideration								$ 68,260,000				$ 68,258,000
Contingent consideration, maximum								32,760,000
Charges for impairment of acquired intangible assets	3,600,000	8,600,000	1,300,000						0	600,000	0
Measurement period adjustment									0
Contingent consideration provisions, minimum								0
Contingent consideration, liability	4,162,000	0										28,051,000
Indemnification assets involved												0
Changes in fair value of contingent consideration										2,200,000
Identifiable intangible assets acquired													986,000	179,000	807,000	20,837,000
Estimated average weighted useful life													5 years			5 years
Goodwill	180,252,000	134,921,000										103,366,000
Non-controlling interest percentage						28.074%	28.074%
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road				78,000,000
Paid amount associated with the purchase of non-controlling interest in 7Road					76,000,000
Remaining amount to be settled associated with the purchase of non-controlling interest in 7Road					$ 2,000,000